UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-9819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan M. Louvar, Vice President and Senior Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.

State Street Equity 500 Index Portfolio

Portfolio of Investments

March 31, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 11.2%
Abercrombie & Fitch Co. Class A	13,046	$647
Amazon.com, Inc. (a)	54,292	10,995
Apollo Group, Inc. Class A (a)	18,029	697
AutoNation, Inc. (a)	6,363	218
AutoZone, Inc. (a)	4,064	1,511
Bed Bath & Beyond, Inc. (a)	36,245	2,384
Best Buy Co., Inc.	42,119	997
Big Lots, Inc. (a)	9,227	397
BorgWarner, Inc. (a)	17,100	1,442
Cablevision Systems Corp.	35,600	523
CarMax, Inc. (a)	34,000	1,178
Carnival Corp.	66,350	2,128
CBS Corp. Class B	99,303	3,367
Chipotle Mexican Grill, Inc. (a)	4,700	1,965
Coach, Inc.	44,228	3,418
Comcast Corp. Class A	407,148	12,218
D.R. Horton, Inc.	40,376	612
Darden Restaurants, Inc.	20,488	1,048
DeVry, Inc.	10,400	352
Direct TV. Class A (a)	104,777	5,170
Discovery Communications, Inc. Class A (a)	39,700	2,009
Dollar Tree, Inc. (a)	17,000	1,606
eBay, Inc. (a)	171,103	6,312
Expedia, Inc.	14,357	480
Family Dollar Stores, Inc.	16,358	1,035
Ford Motor Co.	566,198	7,072
GameStop Corp. Class A	19,500	426
Gannett Co., Inc.	33,574	515
Gap, Inc.	53,498	1,398
Genuine Parts Co.	23,809	1,494
Goodyear Tire & Rubber Co. (a)	34,957	392
H&R Block, Inc.	47,115	776
Harley-Davidson, Inc.	35,801	1,757
Harman International Industries, Inc.	9,721	455
Hasbro, Inc.	17,825	655
Home Depot, Inc.	230,212	11,582
Host Hotels & Resorts, Inc.	101,621	1,669
International Game Technology	47,919	805
Interpublic Group of Cos., Inc.	71,894	820
JC Penney Co., Inc.	21,810	773
Johnson Controls, Inc.	100,686	3,270
Kohl’s Corp.	36,633	1,833
Lennar Corp. Class A	25,931	705
Limited Brands, Inc.	35,867	1,722
Lowe’s Cos., Inc.	186,162	5,842
Macy’s, Inc.	63,423	2,520
Marriott International, Inc. Class A	40,450	1,531
Mattel, Inc.	50,676	1,706
McDonald’s Corp.	153,025	15,012
McGraw-Hill Cos., Inc.	40,666	1,971
NetFlix, Inc. (a)	8,000	920
Newell Rubbermaid, Inc.	42,693	760
News Corp. Class A	326,609	6,431
NIKE, Inc. Class B	55,252	5,992
Nordstrom, Inc.	24,133	1,345
O’Reilly Automotive, Inc. (a)	19,400	1,772
Omnicom Group, Inc.	41,641	2,109
Priceline.com, Inc. (a)	7,390	5,302
PulteGroup, Inc. (a)	54,705	484
Ralph Lauren Corp.	9,815	1,711
Ross Stores, Inc.	34,500	2,004
Scripps Networks Interactive, Inc. Class A	13,135	640
Sears Holdings Corp. (a)	5,374	356
Snap-on, Inc.	9,212	562
Stanley Black & Decker, Inc.	25,407	1,955
Staples, Inc.	101,833	1,648
Starbucks Corp.	112,861	6,308
Starwood Hotels & Resorts Worldwide, Inc.	29,347	1,655
Target Corp.	99,916	5,822
Tiffany & Co.	19,880	1,374
Time Warner Cable, Inc.	46,871	3,820
Time Warner, Inc.	148,891	5,621
TJX Cos., Inc.	111,812	4,440
TripAdvisor, Inc. (a)	14,357	512
Urban Outfitters, Inc. (a)	18,300	533
V.F. Corp.	12,793	1,867
Viacom, Inc. Class B	81,122	3,850
Walt Disney Co.	268,345	11,748
Washington Post Co. Class B	660	247
Whirlpool Corp.	11,361	873
Wyndham Worldwide Corp.	22,699	1,056
Wynn Resorts, Ltd.	11,500	1,436
Yum! Brands, Inc.	69,792	4,968
		219,531
Consumer Staples — 10.3%
Altria Group, Inc.	306,899	9,474
Archer-Daniels-Midland Co.	98,724	3,126
Avon Products, Inc.	61,060	1,182
Beam, Inc.	23,345	1,367
Brown-Forman Corp. Class B	15,655	1,306
Campbell Soup Co.	26,665	903
Clorox Co.	20,543	1,412
Coca-Cola Co.	340,011	25,164
Coca-Cola Enterprises, Inc.	46,401	1,327
Colgate-Palmolive Co.	72,101	7,050
ConAgra Foods, Inc.	59,575	1,564

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
Constellation Brands, Inc. Class A (a)	23,026	$543
Costco Wholesale Corp.	64,489	5,856
CVS Caremark Corp.	194,232	8,702
Dean Foods Co. (a)	23,558	285
Dr Pepper Snapple Group, Inc.	32,000	1,287
Estee Lauder Cos., Inc. Class A	33,704	2,088
General Mills, Inc.	95,264	3,758
H.J. Heinz Co.	48,169	2,580
Hormel Foods Corp.	21,200	626
Kellogg Co.	37,035	1,986
Kimberly-Clark Corp.	58,500	4,323
Kraft Foods, Inc. Class A	263,809	10,027
Kroger Co.	90,276	2,187
Lorillard, Inc.	20,461	2,649
McCormick & Co., Inc.	20,753	1,130
Molson Coors Brewing Co. Class B	22,062	998
PepsiCo, Inc.	235,254	15,609
Philip Morris International, Inc.	257,999	22,861
Procter & Gamble Co.	412,619	27,732
Reynolds American, Inc.	49,574	2,054
Safeway, Inc.	47,764	965
Sara Lee Corp.	86,334	1,859
SuperValu, Inc.	34,848	199
Sysco Corp.	89,509	2,673
The Hershey Co.	21,782	1,336
The J.M. Smucker Co.	16,460	1,339
Tyson Foods, Inc. Class A	44,235	847
Wal-Mart Stores, Inc.	261,202	15,986
Walgreen Co.	132,018	4,421
Whole Foods Market, Inc.	23,433	1,950
		202,731
Energy — 11.0%
Alpha Natural Resources, Inc. (a)	35,600	541
Anadarko Petroleum Corp.	74,126	5,807
Apache Corp.	57,225	5,748
Baker Hughes, Inc.	64,573	2,708
Cabot Oil & Gas Corp.	32,600	1,016
Cameron International Corp. (a)	36,000	1,902
Chesapeake Energy Corp.	97,082	2,249
Chevron Corp. (b)	296,746	31,823
ConocoPhillips	191,730	14,573
Consol Energy, Inc.	34,973	1,193
Denbury Resources, Inc. (a)	61,500	1,121
Devon Energy Corp.	59,551	4,235
Diamond Offshore Drilling, Inc.	10,200	681
El Paso Corp.	117,292	3,466
EOG Resources, Inc.	39,917	4,435
EQT Corp.	23,300	1,123
ExxonMobil Corp. (b)	706,147	61,244
FMC Technologies, Inc. (a)	36,600	1,845
Halliburton Co.	138,234	4,588
Helmerich & Payne, Inc.	16,300	879
Hess Corp.	45,201	2,665
Marathon Oil Corp.	107,077	3,394
Marathon Petroleum Corp.	52,388	2,272
Murphy Oil Corp.	29,741	1,674
Nabors Industries, Ltd. (a)	42,504	743
National Oilwell Varco, Inc.	62,657	4,979
Newfield Exploration Co. (a)	20,600	714
Noble Corp. (a)	39,400	1,476
Noble Energy, Inc.	26,610	2,602
Occidental Petroleum Corp.	121,344	11,556
Peabody Energy Corp.	39,324	1,139
Pioneer Natural Resources Co.	18,100	2,020
QEP Resources, Inc.	27,068	826
Range Resources Corp.	23,400	1,361
Rowan Cos., Inc. (a)	19,620	646
Schlumberger, Ltd.	200,758	14,039
Southwestern Energy Co. (a)	50,800	1,555
Spectra Energy Corp.	97,598	3,079
Sunoco, Inc.	17,184	656
Tesoro Corp. (a)	20,765	557
Valero Energy Corp.	84,209	2,170
Williams Cos., Inc.	88,668	2,732
WPX Energy, Inc. (a)	30,856	556
		214,588
Financials — 15.3%
ACE, Ltd.	50,500	3,697
AFLAC, Inc.	70,990	3,265
Allstate Corp.	76,306	2,512
American Express Co.	150,664	8,717
American International Group, Inc. (a)	80,333	2,477
American Tower Corp. REIT	58,200	3,668
Ameriprise Financial, Inc.	34,007	1,943
AON Corp.	48,947	2,401
Apartment Investment & Management Co. Class A	17,052	450
Assurant, Inc.	14,131	572
AvalonBay Communities, Inc.	13,698	1,936
Bank of America Corp.	1,601,771	15,329
Bank of New York Mellon Corp.	178,085	4,297
BB&T Corp.	105,170	3,301
Berkshire Hathaway, Inc. Class B (a)	263,103	21,351
BlackRock, Inc.	15,100	3,094
Boston Properties, Inc.	21,667	2,275
Capital One Financial Corp.	83,063	4,630
CBRE Group, Inc. (a)	49,575	989
Charles Schwab Corp.	158,493	2,278
Chubb Corp.	42,275	2,922
Cincinnati Financial Corp.	25,114	867

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Financials — (continued)
Citigroup, Inc.	437,120	$15,977
CME Group, Inc.	10,091	2,920
Comerica, Inc.	28,944	937
DDR Corp. REIT	1,532	22
Discover Financial Services	80,905	2,697
E*Trade Financial Corp. (a)	35,531	389
Equity Residential	43,657	2,734
Federated Investors, Inc. Class B	14,870	333
Fifth Third Bancorp	132,616	1,863
First Horizon National Corp.	46,055	478
Franklin Resources, Inc.	21,480	2,664
Genworth Financial, Inc. Class A (a)	72,151	600
Goldman Sachs Group, Inc.	74,134	9,220
Hartford Financial Services Group, Inc.	69,797	1,471
HCP, Inc.	60,000	2,368
Health Care REIT, Inc.	31,500	1,731
Hudson City Bancorp, Inc.	76,692	561
Huntington Bancshares, Inc.	127,456	822
IntercontinentalExchange, Inc. (a)	11,180	1,536
Invesco, Ltd.	68,200	1,819
J.P. Morgan Chase & Co.	571,915	26,297
KeyCorp	150,475	1,279
Kimco Realty Corp.	62,669	1,207
Legg Mason, Inc.	18,042	504
Leucadia National Corp.	29,736	776
Lincoln National Corp.	42,592	1,123
Loews Corp.	45,931	1,831
M & T Bank Corp.	18,937	1,645
Marsh & McLennan Cos., Inc.	81,553	2,674
Mastercard, Inc. Class A	15,900	6,687
MetLife, Inc.	157,396	5,879
Moody’s Corp.	30,266	1,274
Morgan Stanley	228,230	4,482
NASDAQ OMX Group, Inc. (a)	18,400	477
Northern Trust Corp.	35,806	1,699
NYSE Euronext	40,200	1,206
Paychex, Inc.	50,338	1,560
People’s United Financial, Inc.	57,000	755
PNC Financial Services Group, Inc.	79,017	5,096
Principal Financial Group, Inc.	45,291	1,337
Progressive Corp.	92,901	2,153
ProLogis, Inc.	68,799	2,478
Prudential Financial, Inc.	69,639	4,414
Public Storage, Inc.	21,387	2,955
Regions Financial Corp.	191,689	1,263
Simon Property Group, Inc.	45,915	6,689
SLM Corp.	79,354	1,251
State Street Corp. (c)	74,825	3,405
SunTrust Banks, Inc.	77,618	1,876
T. Rowe Price Group, Inc.	38,275	2,499
Torchmark Corp.	14,931	744
Total System Services, Inc.	21,275	491
Travelers Cos., Inc.	61,104	3,617
U.S. Bancorp	284,652	9,018
Unum Group	41,829	1,024
Ventas, Inc.	42,400	2,421
Visa, Inc. Class A	75,900	8,956
Vornado Realty Trust	27,714	2,334
Wells Fargo & Co.	790,049	26,972
Western Union Co.	93,285	1,642
XL Group PLC	50,668	1,099
Zions Bancorp.	30,453	654
		299,856
Health Care — 10.9%
Abbott Laboratories	235,606	14,440
Aetna, Inc.	54,850	2,751
Allergan, Inc.	45,192	4,313
AmerisourceBergen Corp.	38,686	1,535
Amgen, Inc.	118,345	8,046
Baxter International, Inc.	83,761	5,007
Becton Dickinson and Co.	32,597	2,531
Biogen Idec, Inc. (a)	36,031	4,539
Boston Scientific Corp. (a)	219,034	1,310
Bristol-Myers Squibb Co.	252,716	8,529
C.R. Bard, Inc.	13,497	1,332
Cardinal Health, Inc.	50,757	2,188
CareFusion Corp. (a)	33,878	878
Celgene Corp. (a)	66,018	5,118
Cerner Corp. (a)	21,200	1,615
CIGNA Corp.	43,496	2,142
Coventry Health Care, Inc.	21,903	779
Covidien PLC	72,400	3,959
DaVita, Inc. (a)	14,600	1,317
Dentsply International, Inc.	20,800	835
Edwards Lifesciences Corp. (a)	17,800	1,295
Eli Lilly & Co.	151,675	6,108
Express Scripts, Inc. (a)	72,098	3,906
Forest Laboratories, Inc. (a)	39,802	1,381
Gilead Sciences, Inc. (a)	113,499	5,544
Hospira, Inc. (a)	25,303	946
Humana, Inc.	24,707	2,285
Intuitive Surgical, Inc. (a)	5,800	3,142
Johnson & Johnson	411,249	27,126
Laboratory Corp. of America Holdings (a)	14,322	1,311
Life Technologies Corp. (a)	27,887	1,361
McKesson Corp.	35,955	3,156
Mead Johnson Nutrition Co.	31,118	2,567
Medco Health Solutions, Inc. (a)	58,168	4,089
Medtronic, Inc.	157,078	6,156
Merck & Co., Inc.	455,970	17,509
Mylan, Inc. (a)	63,309	1,485

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Health Care — (continued)
Patterson Cos., Inc.	12,894	$431
Perrigo Co.	14,500	1,498
Pfizer, Inc.	1,129,411	25,592
Quest Diagnostics, Inc.	24,000	1,468
St. Jude Medical, Inc.	47,926	2,124
Stryker Corp.	49,289	2,735
Tenet Healthcare Corp. (a)	73,370	390
UnitedHealth Group, Inc.	159,096	9,377
Varian Medical Systems, Inc. (a)	16,160	1,114
Watson Pharmaceuticals, Inc. (a)	19,646	1,317
WellPoint, Inc.	50,938	3,759
Zimmer Holdings, Inc.	26,652	1,713

		214,049

Industrials — 10.4%
3M Co.	104,572	9,329
Amphenol Corp. Class A	24,600	1,470
Avery Dennison Corp.	15,388	464
Boeing Co.	110,888	8,247
Caterpillar, Inc.	96,579	10,288
CH Robinson Worldwide, Inc.	23,961	1,569
Cintas Corp.	17,588	688
Cooper Industries PLC	22,900	1,464
CSX Corp.	159,814	3,439
Cummins, Inc.	29,358	3,524
Danaher Corp.	84,572	4,736
Deere & Co.	61,037	4,938
Dover Corp.	28,195	1,775
Eaton Corp.	49,190	2,451
Emerson Electric Co.	109,448	5,711
Equifax, Inc.	17,983	796
Expeditors International Washington, Inc.	30,720	1,429
Fastenal Co.	43,400	2,348
FedEx Corp.	47,100	4,331
First Solar, Inc. (a)	8,070	202
Flir Systems, Inc.	23,500	595
Flowserve Corp.	8,400	970
Fluor Corp.	25,160	1,511
Fortune Brands Home & Security, Inc. (a)	1,145	25
General Dynamics Corp.	53,861	3,952
General Electric Co.	1,585,233	31,816
Goodrich Corp.	18,845	2,364
Honeywell International, Inc.	115,281	7,038
Illinois Tool Works, Inc.	72,471	4,140
Ingersoll-Rand PLC	47,400	1,960
Iron Mountain, Inc.	28,100	809
Jacobs Engineering Group, Inc. (a)	20,400	905
Joy Global, Inc.	15,000	1,102
L-3 Communications Holdings, Inc.	15,703	1,111
Leggett & Platt, Inc.	20,398	469
Lockheed Martin Corp.	40,352	3,626
Masco Corp.	57,123	764
Norfolk Southern Corp.	49,255	3,242
Northrop Grumman Corp.	37,911	2,316
PACCAR, Inc.	54,074	2,532
Pall Corp.	17,409	1,038
Parker Hannifin Corp.	22,703	1,920
Pitney Bowes, Inc.	29,727	523
Precision Castparts Corp.	21,307	3,684
Quanta Services, Inc. (a)	31,200	652
R.R. Donnelley & Sons Co.	29,609	367
Raytheon Co.	50,982	2,691
Republic Services, Inc.	45,703	1,397
Robert Half International, Inc.	23,440	710
Rockwell Automation, Inc.	20,405	1,626
Rockwell Collins, Inc.	22,531	1,297
Roper Industries, Inc.	15,000	1,487
Ryder System, Inc.	7,921	418
Southwest Airlines Co.	115,986	956
Stericycle, Inc. (a)	12,900	1,079
Textron, Inc.	40,939	1,139
Thermo Fisher Scientific, Inc.	57,324	3,232
Tyco International, Ltd.	68,400	3,843
Union Pacific Corp.	72,068	7,746
United Parcel Service, Inc. Class B	144,146	11,635
United Technologies Corp.	136,378	11,311
W.W. Grainger, Inc.	9,169	1,970
Waste Management, Inc.	69,639	2,435
Xylem, Inc.	28,692	796

		204,398

Information Technology — 18.8%
Accenture PLC Class A	97,000	6,257
Adobe Systems, Inc. (a)	74,357	2,551
Advanced Micro Devices, Inc. (a)	84,086	674
Agilent Technologies, Inc.	52,168	2,322
Akamai Technologies, Inc. (a)	27,324	1,003
Altera Corp.	46,954	1,870
Analog Devices, Inc.	44,869	1,813
AOL, Inc. (a)(d)	1	—
Apple, Inc. (a)	139,684	83,736
Applied Materials, Inc.	192,207	2,391
Autodesk, Inc. (a)	32,776	1,387
Automatic Data Processing, Inc.	72,417	3,997
BMC Software, Inc. (a)	26,221	1,053
Broadcom Corp. Class A (a)	71,459	2,808
CA, Inc.	52,999	1,461
Cisco Systems, Inc.	804,119	17,007
Citrix Systems, Inc. (a)	28,167	2,223

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Information Technology — (continued)
Cognizant Technology Solutions Corp. Class A (a)	45,884	$3,531
Computer Sciences Corp.	23,144	693
Corning, Inc.	230,376	3,244
Dell, Inc. (a)	231,350	3,840
Dun & Bradstreet Corp.	7,100	602
Electronic Arts, Inc. (a)	50,400	831
EMC Corp. (a)	307,584	9,191
F5 Networks, Inc. (a)	12,200	1,647
Fidelity National Information Services, Inc.	38,077	1,261
Fiserv, Inc. (a)	21,052	1,461
Google, Inc. Class A (a)	37,990	24,361
Harris Corp.	15,800	712
Hewlett-Packard Co.	296,316	7,061
Intel Corp.	748,456	21,039
International Business Machines Corp.	173,542	36,210
Intuit, Inc.	43,763	2,631
Jabil Circuit, Inc.	27,551	692
Juniper Networks, Inc. (a)	78,593	1,798
KLA-Tencor Corp.	25,205	1,372
Lexmark International, Inc. Class A	10,042	334
Linear Technology Corp.	35,263	1,188
LSI Corp. (a)	89,162	774
Microchip Technology, Inc.	29,389	1,093
Micron Technology, Inc. (a)	147,162	1,192
Microsoft Corp. (b)	1,118,735	36,079
Molex, Inc.	19,805	557
Motorola Mobility Holdings, Inc. (a)	40,983	1,608
Motorola Solutions, Inc.	43,652	2,219
NetApp, Inc. (a)	54,057	2,420
Novellus Systems, Inc. (a)	9,830	491
NVIDIA Corp. (a)	93,456	1,438
Oracle Corp.	588,662	17,165
PerkinElmer, Inc.	15,618	432
QUALCOMM, Inc.	253,411	17,237
Red Hat, Inc. (a)	29,900	1,791
SAIC, Inc. (a)	42,900	566
Salesforce.com, Inc. (a)	20,100	3,106
SanDisk Corp. (a)	35,067	1,739
Symantec Corp. (a)	110,863	2,073
TE Connectivity, Ltd.	64,000	2,352
Teradata Corp. (a)	24,120	1,644
Teradyne, Inc. (a)	28,149	475
Texas Instruments, Inc.	169,999	5,714
VeriSign, Inc.	22,021	844
Waters Corp. (a)	13,765	1,275
Western Digital Corp. (a)	35,600	1,473
Xerox Corp.	208,401	1,684
Xilinx, Inc.	39,402	1,435
Yahoo!, Inc. (a)	182,919	2,784

		367,912

Materials — 3.5%
Air Products & Chemicals, Inc.	31,909	2,929
Airgas, Inc.	10,400	925
Alcoa, Inc.	155,249	1,556
Allegheny Technologies, Inc.	17,228	709
Ball Corp.	25,124	1,077
Bemis Co., Inc.	14,462	467
CF Industries Holdings, Inc.	9,850	1,799
Cliffs Natural Resources, Inc.	22,200	1,538
Dow Chemical Co.	175,928	6,094
E.I. du Pont de Nemours & Co.	139,712	7,391
Eastman Chemical Co.	20,708	1,070
Ecolab, Inc.	45,866	2,831
FMC Corp.	10,700	1,133
Freeport-McMoRan Copper & Gold, Inc. Class B	141,104	5,368
International Flavors & Fragrances, Inc.	13,031	764
International Paper Co.	64,111	2,250
MeadWestvaco Corp.	26,720	844
Monsanto Co.	79,755	6,361
Mosaic Co.	43,800	2,422
Newmont Mining Corp.	75,006	3,846
Nucor Corp.	46,454	1,995
Owens-Illinois, Inc. (a)	24,000	560
Plum Creek Timber Co., Inc.	25,311	1,052
PPG Industries, Inc.	23,271	2,229
Praxair, Inc.	44,511	5,103
Sealed Air Corp.	28,792	556
Sherwin-Williams Co.	12,896	1,401
Sigma-Aldrich Corp.	18,934	1,383
Titanium Metals Corp.	10,800	146
United States Steel Corp.	21,478	631
Vulcan Materials Co.	18,961	810
Weyerhaeuser Co.	77,174	1,692

		68,932

Telecommunication Services — 2.7%
AT&T, Inc.	888,250	27,740
CenturyLink, Inc.	91,465	3,535
Crown Castle International Corp. (a)	37,300	1,990
Frontier Communications Corp.	147,244	614
JDS Uniphase Corp. (a)	32,523	471
MetroPCS Communications, Inc. (a)	41,500	375
Sprint Nextel Corp. (a)	421,065	1,200
Verizon Communications, Inc.	423,466	16,189
Windstream Corp.	87,813	1,028

		53,142

Utilities — 3.3%
AES Corp. (a)	93,395	1,221

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Utilities — (continued)
AGL Resources, Inc.	18,100	$710
Ameren Corp.	37,560	1,224
American Electric Power Co., Inc.	73,952	2,853
CenterPoint Energy, Inc.	66,311	1,308
CMS Energy Corp.	37,956	835
Consolidated Edison, Inc.	43,152	2,521
Dominion Resources, Inc.	84,562	4,330
DTE Energy Co.	26,384	1,452
Duke Energy Corp.	197,720	4,154
Edison International	47,819	2,033
Entergy Corp.	25,698	1,727
Exelon Corp.	127,443	4,997
FirstEnergy Corp.	62,922	2,869
Integrys Energy Group, Inc.	11,616	616
NextEra Energy, Inc.	62,621	3,825
NiSource, Inc.	41,982	1,022
Northeast Utilities	26,400	980
NRG Energy, Inc. (a)	36,700	575
Oneok, Inc.	16,100	1,315
Pepco Holdings, Inc.	34,700	655
PG&E Corp.	61,726	2,679
Pinnacle West Capital Corp.	16,160	774
PPL Corp.	88,475	2,500
Progress Energy, Inc.	43,381	2,304
Public Service Enterprise Group, Inc.	74,324	2,275
SCANA Corp.	17,700	807
Sempra Energy	35,186	2,110
Southern Co.	129,843	5,834
TECO Energy, Inc.	34,951	613
Wisconsin Energy Corp.	35,200	1,238
Xcel Energy, Inc.	70,951	1,878

		64,234

TOTAL COMMON STOCKS (Cost $1,062,953)		1,909,373

	Par Amount (000)
U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Bill(b)(e)(f) 0.00% due 04/12/12	$400	400
U.S. Treasury Bill(b)(e)(f) 0.01% due 05/17/12	110	110
U.S. Treasury Bill(b)(e)(f) 0.05% due 05/17/12	350	350
U.S. Treasury Bill(b)(e)(f) 0.03% due 06/14/12	1,365	1,365
U.S. Treasury Bill(b)(e)(f) 0.05% due 05/17/12	600	600
U.S. Treasury Bill(b)(e)(f) 0.03% due 06/14/12	100	100

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,925)		2,925

	Shares (000)
MONEY MARKET FUNDS — 2.2%
AIM STIC Prime Portfolio	42,988	42,988
Federated Money Market Obligations Trust	578	578

TOTAL MONEY MARKET FUNDS (Cost $43,566)		43,566

TOTAL INVESTMENTS (g) † — 99.8% (Cost $1,109,444(h))		1,955,864

Other Assets in Excess of Liabilities — 0.2%		3,889

NET ASSETS — 100.0%		$1,959,753

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2012 was $889,675 and $43,255, respectively, resulting in net unrealized appreciation of investment of $846,420.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,909,373	$—	$—	$1,909,373
U.S. Government Securities	—	2,925	—	2,925
Money Market Funds	43,566	—	—	43,566

TOTAL INVESTMENTS	1,952,939	2,925	—	1,955,864
OTHER ASSETS:
Futures contracts	975	—	—	975

TOTAL ASSETS	$1,953,914	$2,925	$—	$1,956,839

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended March 31, 2012, there were no material transfers between levels. The transfers that did occur were the result of fair value pricing using significant observable inputs.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Notional Value (000)	Unrealized Appreciation (000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 06/2012	662	$45,473	$975

Total unrealized appreciation on open futures contracts purchased			$975

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities for the period ended March 31, 2012:

Asset Derivatives (1) (amounts in thousands)

	Equity Contracts Risk*	Total
Futures Contracts	$975	$975

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the three months ended March 31, 2012, were as follows:

Realized Gain (Loss) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$3,807	$3,807

Change in Appreciation (Depreciation) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$836	$836

The average notional value of futures contracts outstanding during the period ended March 31, 2012, was $39,312,100.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at March 31, 2012 is listed in the Portfolio of Investments.

Security Description	Number of shares held at 12/31/2011	Shares purchased for the three months ended 03/31/2012	Shares sold for the three months ended 03/31/2012	Number of shares held at 03/31/2012	Value at 03/31/2012 (000)	Income earned for the three months ended 03/31/2012 (000)	Realized loss on shares sold (000)
State Street Corp.	79,225	—	4,400	74,825	$3,405	$18	$(6)

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.

State Street Money Market Portfolio

Portfolio of Investments

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER — 8.4%
Aspen Funding Corp. (a)	0.396%	04/05/2012	04/05/2012	$100,000,000	$99,995,667
Aspen Funding Corp. (a)	0.447%	06/25/2012	06/25/2012	50,000,000	49,948,055
Gemini Securitization Corp. LLC (a)	0.386%	04/05/2012	04/05/2012	300,000,000	299,987,333
Gemini Securitization Corp. LLC (a)	0.365%	05/31/2012	05/31/2012	165,000,000	164,901,000
Kells Funding LLC (b)	0.467%	04/02/2012	04/02/2012	100,000,000	99,998,722
Kells Funding LLC (b)	0.467%	04/02/2012	04/02/2012	100,000,000	99,998,722
Kells Funding LLC (b)	0.467%	04/03/2012	04/03/2012	50,000,000	49,998,722
Kells Funding LLC (b)	0.457%	04/05/2012	04/05/2012	200,000,000	199,990,000
Kells Funding LLC (b)	0.528%	04/16/2012	04/16/2012	59,000,000	58,987,217
Kells Funding LLC (b)	0.508%	04/19/2012	04/19/2012	76,000,000	75,981,000
Kells Funding LLC (b)	0.540%	04/25/2012	04/25/2012	90,000,000	89,967,600
Kells Funding LLC (b)	0.540%	04/25/2012	04/25/2012	25,000,000	24,991,000
Kells Funding LLC (b)	0.497%	05/02/2012	05/02/2012	200,000,000	199,915,611
Kells Funding LLC (b)	0.416%	05/08/2012	05/08/2012	100,000,000	99,957,861
Kells Funding LLC (b)	0.420%	05/21/2012	05/21/2012	49,000,000	48,971,417
Kells Funding LLC (b)	0.400%	05/29/2012	05/29/2012	151,000,000	150,902,689
Newport Funding Corp. (a)	0.396%	04/05/2012	04/05/2012	115,000,000	114,995,017
Solitaire Funding LLC (a)	0.520%	04/10/2012	04/10/2012	77,000,000	76,989,990
Solitaire Funding LLC (a)	0.386%	06/06/2012	06/06/2012	50,000,000	49,965,167
Solitaire Funding LLC (a)	0.386%	06/08/2012	06/08/2012	138,000,000	137,900,947

TOTAL ASSET BACKED COMMERCIAL PAPER					2,194,343,737

FINANCIAL COMPANY COMMERCIAL PAPER — 10.8%
Australia & New Zealand Banking Group Ltd. (a)	0.475%	06/07/2012	06/07/2012	101,000,000	101,000,000
Australia & New Zealand Banking Group Ltd. (a)	0.475%	06/08/2012	06/08/2012	78,000,000	78,000,000
BNP Paribas	0.355%	05/02/2012	05/02/2012	42,000,000	41,987,342
Caisse D’Amortissement de la Dette Sociale	0.300%	05/14/2012	05/14/2012	120,000,000	119,957,000
Commonwealth Bank of Australia (a)(c)	0.323%	04/10/2012	09/06/2012	95,000,000	95,000,000
Commonwealth Bank of Australia (a)(c)	0.323%	04/10/2012	09/10/2012	95,000,000	95,000,000
DnB Bank ASA (a)	0.406%	04/23/2012	04/23/2012	102,000,000	101,975,067
DnB Bank ASA (a)(c)	0.621%	04/30/2012	07/31/2012	202,000,000	202,000,000
DnB Bank ASA (a)(c)	0.538%	06/25/2012	09/24/2012	215,000,000	215,000,000
General Electric Capital Corp.	0.280%	04/05/2012	04/05/2012	132,000,000	131,995,893
General Electric Capital Corp.	0.280%	04/09/2012	04/09/2012	107,000,000	106,993,342
General Electric Capital Corp.	0.260%	04/23/2012	04/23/2012	100,000,000	99,984,111
General Electric Capital Corp.	0.240%	07/11/2012	07/11/2012	137,000,000	136,907,753
General Electric Capital Corp.	0.244%	07/25/2012	07/25/2012	98,000,000	97,924,867
HSBC Bank PLC (a)(c)	0.354%	04/02/2012	08/02/2012	105,000,000	105,000,000
Nordea Bank AB	0.345%	07/02/2012	07/02/2012	70,000,000	69,938,283
NRW Bank (a)	0.259%	05/11/2012	05/11/2012	500,000,000	499,858,333
Sumitomo Mitsui Banking Corp. (a)	0.172%	04/09/2012	04/09/2012	300,000,000	299,988,667
Toyota Motor Credit Corp.	0.320%	04/05/2012	04/05/2012	25,600,000	25,599,090
Toyota Motor Credit Corp.	0.330%	04/12/2012	04/12/2012	25,600,000	25,597,419
Toyota Motor Credit Corp.	0.330%	04/16/2012	04/16/2012	37,307,000	37,301,870
Toyota Motor Credit Corp.	0.250%	05/15/2012	05/15/2012	50,000,000	49,984,722
Toyota Motor Credit Corp.	0.305%	07/16/2012	07/16/2012	75,000,000	74,933,750

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,811,927,509

CERTIFICATES OF DEPOSIT — 51.4%
Bank of Montreal	0.150%	04/17/2012	04/17/2012	216,000,000	216,000,000
Bank of Montreal (c)	0.633%	04/10/2012	12/05/2012	94,000,000	94,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT (continued)
Bank of Nova Scotia	0.280%	04/04/2012	04/04/2012	$225,000,000	$225,000,000
Bank of Nova Scotia	0.270%	04/05/2012	04/05/2012	150,000,000	150,000,000
Bank of Nova Scotia (c)	0.648%	05/16/2012	09/14/2012	38,000,000	38,000,000
Bank of Nova Scotia (c)	0.312%	04/19/2012	09/19/2012	205,000,000	205,000,000
Bank of Nova Scotia (c)	0.311%	05/03/2012	10/03/2012	210,000,000	210,000,000
Bank of Tokyo — Mitsubishi	0.170%	04/09/2012	04/09/2012	300,000,000	300,000,000
Bank of Tokyo — Mitsubishi	0.180%	04/13/2012	04/13/2012	450,000,000	450,000,000
Bank of Tokyo — Mitsubishi	0.170%	04/25/2012	04/25/2012	400,000,000	400,000,000
Barclays Bank	0.600%	04/12/2012	04/12/2012	200,000,000	200,000,000
Barclays Bank	0.490%	05/21/2012	05/21/2012	200,000,000	200,000,000
Barclays Bank	0.620%	07/13/2012	07/13/2012	500,000,000	500,000,000
Barclays Bank	0.460%	07/24/2012	07/24/2012	150,000,000	150,000,000
Barclays Bank (c)	0.782%	04/23/2012	08/21/2012	50,000,000	50,000,000
BNP Paribas	0.270%	04/03/2012	04/03/2012	42,000,000	42,000,000
BNP Paribas	0.310%	04/13/2012	04/13/2012	63,000,000	63,000,000
Credit Suisse	0.400%	04/12/2012	04/12/2012	400,000,000	400,000,000
Credit Suisse	0.400%	04/13/2012	04/13/2012	300,000,000	300,000,000
Credit Suisse (c)	0.443%	04/05/2012	12/05/2012	187,000,000	187,000,000
Deutsche Bank AG	0.443%	04/03/2012	04/03/2012	100,000,000	100,000,000
Deutsche Bank AG	0.290%	05/01/2012	05/01/2012	200,000,000	200,000,000
Deutsche Bank AG	0.420%	06/25/2012	06/25/2012	150,000,000	150,000,000
DnB Bank ASA	0.400%	04/13/2012	04/13/2012	127,000,000	127,000,000
ING Bank NV	0.560%	05/02/2012	05/02/2012	400,000,000	400,000,000
ING Bank NV	0.560%	05/03/2012	05/03/2012	200,000,000	200,000,000
ING Bank NV	0.560%	05/07/2012	05/07/2012	250,000,000	250,000,000
ING Bank NV	0.480%	06/14/2012	06/14/2012	300,000,000	300,000,000
Lloyds TSB Bank	0.520%	04/30/2012	04/30/2012	450,000,000	450,000,000
Lloyds TSB Bank	0.300%	05/10/2012	05/10/2012	300,000,000	300,000,000
Lloyds TSB Bank	0.300%	05/11/2012	05/11/2012	300,000,000	300,000,000
National Australia Bank Ltd. (c)	0.323%	04/03/2012	04/26/2012	263,000,000	263,000,000
National Australia Bank Ltd. (c)	0.323%	04/10/2012	06/06/2012	200,000,000	200,000,000
National Australia Bank Ltd. (c)	0.323%	04/10/2012	06/07/2012	150,000,000	150,000,000
National Bank of Canada (c)	0.361%	04/27/2012	07/25/2012	65,000,000	65,000,000
Nordea Bank AB	0.420%	04/09/2012	04/09/2012	400,000,000	400,000,000
Nordea Bank AB	0.390%	04/11/2012	04/11/2012	400,000,000	400,000,000
Nordea Bank AB	0.340%	07/02/2012	07/02/2012	100,000,000	99,998,724
Nordea Bank AB	0.320%	07/03/2012	07/03/2012	125,000,000	124,998,387
Rabobank Nederland NV	0.344%	04/02/2012	04/02/2012	225,000,000	225,000,000
Rabobank Nederland NV	0.520%	04/03/2012	04/03/2012	500,000,000	500,000,000
Rabobank Nederland NV (c)	0.302%	04/16/2012	05/14/2012	140,000,000	140,000,000
Rabobank Nederland NV (c)	0.312%	04/16/2012	05/14/2012	140,000,000	140,000,000
Rabobank Nederland NV	0.400%	06/18/2012	06/18/2012	100,000,000	100,000,000
Royal Bank of Scotland	0.460%	04/16/2012	04/16/2012	100,000,000	100,000,000
Royal Bank of Scotland	0.500%	04/23/2012	04/23/2012	98,000,000	98,000,000
Royal Bank of Scotland	0.520%	05/01/2012	05/01/2012	98,000,000	98,000,000
Royal Bank of Scotland	0.510%	05/07/2012	05/07/2012	127,000,000	127,000,000
Royal Bank of Scotland	0.510%	05/14/2012	05/14/2012	230,000,000	230,000,000
Skandinaviska Enskilda Banken AB	0.570%	05/01/2012	05/01/2012	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB	0.400%	05/16/2012	05/16/2012	355,000,000	355,000,000
Skandinaviska Enskilda Banken AB	0.400%	05/21/2012	05/21/2012	190,000,000	190,000,000
Standard Chartered Bank	0.540%	04/19/2012	04/19/2012	205,000,000	205,000,000
Sumitomo Mitsui Banking Corp.	0.170%	04/09/2012	04/09/2012	250,000,000	250,000,000
Svenska Handelsbanken AB	0.290%	06/04/2012	06/04/2012	120,000,000	120,000,000
Svenska Handelsbanken AB	0.280%	06/11/2012	06/11/2012	225,000,000	225,000,000
Swedbank AB	0.500%	05/07/2012	05/07/2012	220,000,000	220,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT (continued)
Toronto Dominion Bank (c)	0.542%	05/02/2012	02/04/2013	$61,500,000	$61,500,000
UBS AG (c)	0.741%	04/27/2012	07/27/2012	440,000,000	440,000,000
UBS AG (c)	0.811%	04/30/2012	07/30/2012	440,000,000	440,000,000

TOTAL CERTIFICATES OF DEPOSIT					13,424,497,111

OTHER NOTES — 4.5%
Bank of America NA	0.220%	04/19/2012	04/19/2012	190,000,000	190,000,000
Commonwealth Bank of Australia (b)(c)	0.707%	04/27/2012	11/26/2012	31,000,000	31,000,000
DnB Bank ASA	0.050%	04/02/2012	04/02/2012	309,000,000	309,000,000
Nordea Bank AB (b)(c)	0.663%	05/18/2012	11/16/2012	174,000,000	174,000,000
Rabobank Nederland NV (b)(c)	0.638%	05/16/2012	12/14/2012	107,000,000	107,000,000
Svenska Handelsbanken AB (b)(c)	0.690%	05/08/2012	05/08/2012	40,000,000	40,000,000
Svenska Handelsbanken AB (b)(c)	0.595%	05/16/2012	05/16/2012	300,000,000	300,000,000
Westpac Banking Corp. (c)	0.703%	04/30/2012	11/27/2012	35,000,000	35,000,000

TOTAL OTHER NOTES					1,186,000,000

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 23.0%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.500% due 10/01/2018 - 03/01/2042 and Federal National Mortgage Association, 3.000% - 7.500% due 08/01/2018 - 03/01/2042 valued at $153,000,001); proceeds $150,002,500	0.150%	04/03/2012	04/03/2012	150,000,000	150,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Farm Credit Banks, 0.000% due 04/27/2015 - 09/22/2015, Federal Home Loan Mortgage Corporations, 0.500% - 0.550% due 09/22/2014 - 02/24/2015 and a Federal National Mortgage Association, 0.375% due 01/26/2015 valued at $321,300,042); proceeds $315,003,938	0.150%	04/02/2012	04/02/2012	315,000,000	315,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% - 7.000% due 04/15/2026 - 07/15/2041 and Federal National Mortgage Associations, 1.094% - 5.000% due 10/25/2021 - 09/25/2040 valued at $373,320,001); proceeds $366,004,575	0.150%	04/02/2012	04/02/2012	366,000,000	366,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co., (Tri-Party), dated 03/30/2012 (collateralized by Federal National Mortgage Associations, 4.500% - 6.000% due 11/01/2035 - 05/01/2041 valued at $153,000,025); proceeds $150,002,500	0.150%	04/03/2012	04/03/2012	150,000,000	150,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 03/01/2042 and Federal National Mortgage Association, 3.500% - 6.000% due 01/01/2018 - 08/01/2047 valued at $204,000,000); proceeds $200,003,556	0.160%	04/03/2012	04/03/2012	$200,000,000	$200,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal National Mortgage Association, 4.000% - 5.500% due 08/01/2034 - 10/01/2041 valued at $153,163,916); proceeds $150,002,197	0.140%	04/04/2012	04/04/2012	150,000,000	150,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 6.000% due 07/01/2022 - 03/01/2042 and Federal National Mortgage Associations, 3.500% - 6.500% due 02/01/2021 - 03/01/2042 valued at $510,000,000); proceeds $500,008,333	0.200%	04/02/2012	04/02/2012	500,000,000	500,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 5.000% - 5.500% due 08/01/2038 - 11/01/2038 and Federal National Mortgage Associations, 3.500% - 6.000% due 07/01/2024 - 03/01/2042 valued at $306,000,001); proceeds $300,008,333	0.200%	04/04/2012	04/04/2012	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.500% due 03/01/2024 - 02/01/2042, Federal National Mortgage Associations, 3.500% - 6.000% due 04/01/2019 - 03/01/2042 and a Government National Mortgage Association, 3.000% due 07/20/2037 valued at $867,000,001); proceeds $850,028,333	0.200%	04/05/2012	04/05/2012	850,000,000	850,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% - 5.000% due 03/01/2026 - 04/01/2042 and Federal National Mortgage Associations, 3.500% - 5.000% due 03/01/2026 - 04/01/2042 valued at $816,000,001); proceeds $800,010,667	0.160%	04/02/2012	04/02/2012	800,000,000	800,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal National Mortgage Associations, 3.000% - 4.000% due 04/01/2027 - 04/01/2042 and Government National Mortgage Association, 4.000% due 06/20/2041 valued at $377,400,001); proceeds $370,005,550	0.180%	04/02/2012	04/02/2012	$370,000,000	$370,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporation, 3.500% due 01/01/2042 and Federal National Mortgage Associations, 4.000% - 5.000% due 02/01/2031 - 01/01/2042 valued at $253,980,001); proceeds $249,003,735	0.180%	04/02/2012	04/02/2012	249,000,000	249,000,000
Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% due 12/01/2041 - 01/01/2042 valued at $255,000,000); proceeds $250,005,833	0.140%	04/05/2012	04/05/2012	250,000,000	250,000,000
Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 4.500% due 07/01/2030 - 07/01/2041 and Federal National Mortgage Associations, 4.000% - 6.000% due 09/01/2025 - 11/01/2047 valued at $1,224,000,000); proceeds $1,200,015,000	0.150%	04/02/2012	04/02/2012	1,200,000,000	1,200,000,000
Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal National Mortgage Associations, 4.000% - 5.000% due 04/01/2040 - 01/01/2042 valued at $153,000,001); proceeds $150,003,000	0.180%	04/03/2012	04/03/2012	150,000,000	150,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					6,000,000,000

TREASURY REPURCHASE AGREEMENTS — 1.8%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by U.S. Treasury Strips, 2.375% - 3.875% due 05/31/2018 - 08/15/2040 valued at $102,000,001); proceeds $100,000,667	0.080%	04/02/2012	04/02/2012	100,000,000	100,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 1.500% due 08/31/2018 valued at $51,000,037); proceeds $50,000,208	0.050%	04/02/2012	04/02/2012	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Bond, 6.000% due 02/15/2026 and a U.S. Treasury Note, 0.750% due 12/15/2013 valued at $102,000,817); proceeds $100,000,417	0.050%	04/02/2012	04/02/2012	100,000,000	100,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 0.000% due 02/07/2013 valued at $86,700,072); proceeds $85,000,496	0.070%	04/02/2012	04/02/2012	$85,000,000	$85,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 0.875% due 11/30/2016 valued at $153,000,055); proceeds $150,000,625	0.050%	04/02/2012	04/02/2012	150,000,000	150,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					485,000,000

OTHER REPURCHASE AGREEMENT — 0.9%
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/30/2012 (collateralized by common stocks valued at $243,008,508); proceeds $225,004,688	0.250%	04/02/2012	04/02/2012	225,000,000	225,000,000

TOTAL OTHER REPURCHASE AGREEMENT					225,000,000

TOTAL INVESTMENTS (d)(e)† — 100.8%					26,326,768,357
Liabilities in Excess of Assets — (0.8)%					(202,618,550)

NET ASSETS — 100.0%					$26,124,149,807

(a)	Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,787,505,243 or 10.67% of net assets as of March 31, 2012.

(b)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,851,660,561 or 7.09% of net assets as of March 31, 2012.

(c)	Variable Rate Security — Interest rate shown is rate in effect as of March 31, 2012.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	26,326,768,357
Level 3 — Significant Unobservable Inputs	—
Total Investments	$26,326,768,357

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended March 31, 2012, there were no transfers between levels.

State Street Institutional Tax Free Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, theState Street Tax Free Money Market Portfolio. The schedule of investments for the State Street Tax Free Money Market Portfolio follows.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES — 83.3%
California — 13.6%
Bay Area Toll Authority, Revenue Bonds, Series A, RMKT 08/28/08, LOC: Barclays Bank PLC (a)	0.150%	04/06/2012	04/06/2012	$5,000,000	$5,000,000
Bay Area Toll Authority, San Francisco Bay Area Revenue Bonds, Series E-1, LOC: Bank of Tokyo Mitsubishi UFJ (a)	0.140%	04/06/2012	04/06/2012	7,680,000	7,680,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC (a)	0.130%	04/06/2012	04/06/2012	4,840,000	4,840,000
Los Angeles Department of Water & Power, Revenue Bonds, Subseries B-6, SPA: Royal Bank of Canada (a)	0.200%	04/02/2012	04/02/2012	8,000,000	8,000,000
Metropolitan Water District of Southern California, Revenue Bonds, Series A-2, SPA: JP Morgan Chase Bank (a)	0.190%	04/06/2012	04/06/2012	10,655,000	10,655,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-4, SPA: Wells Fargo Bank N.A. (a)	0.170%	04/06/2012	04/06/2012	1,000,000	1,000,000
Oakland-Alameda County Coliseum Authority, Revenue Bonds, Coliseum Project, Series C-1, LOC: Bank of New York & California State Teachers Retirement (a)	0.170%	04/06/2012	04/06/2012	2,600,000	2,600,000
San Diego Housing Authority, Revenue Bonds, Hillside Garden Apartment, Series C, LIQ: FNMA (a)	0.200%	04/06/2012	04/06/2012	7,915,000	7,915,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada (a)	0.140%	04/06/2012	04/06/2012	2,500,000	2,500,000

					50,190,000

Colorado — 2.5%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB (a)	0.140%	04/06/2012	04/06/2012	2,380,000	2,380,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2, RMKT 08/26/09, LIQ: Barclays Bank PLC (a)	0.160%	04/06/2012	04/06/2012	3,065,000	3,065,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds (a)	0.200%	04/06/2012	04/06/2012	3,700,000	3,700,000

					9,145,000

Connecticut — 3.9%
Connecticut Housing Finance Authority, Revenue Bonds, Series C-1, RMKT 01/19/12, INS: Government Authority, SPA: Barclays Bank PLC (a)	0.170%	04/06/2012	04/06/2012	5,000,000	5,000,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries F-1, INS: Government Authority (a)	0.200%	04/02/2012	04/02/2012	1,500,000	1,500,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES (continued)
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2 (a)	0.150%	04/06/2012	04/06/2012	$8,000,000	$8,000,000

					14,500,000

Delaware — 1.9%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A. (a)	0.160%	04/06/2012	04/06/2012	6,900,000	6,900,000

Georgia — 0.5%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA (a)	0.210%	04/06/2012	04/06/2012	2,000,000	2,000,000

Illinois — 1.1%
Illinois Educational Facilities Authority, Revenue Bonds, National-Louis University, Series B, LOC: JP Morgan Chase Bank (a)	0.190%	04/06/2012	04/06/2012	3,960,000	3,960,000

Indiana — 0.5%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA (a)	0.190%	04/06/2012	04/06/2012	2,000,000	2,000,000

Kansas — 5.1%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC (a)	0.150%	04/06/2012	04/06/2012	14,000,000	14,000,000
Kansas State Department of Transportation, Revenue Bonds, Series B-2, SPA: Barclays Bank PLC (a)	0.150%	04/06/2012	04/06/2012	5,000,000	5,000,000

					19,000,000

Maryland — 1.0%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A. (a)	0.170%	04/06/2012	04/06/2012	3,710,000	3,710,000

Massachusetts — 6.9%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank (a)	0.170%	04/06/2012	04/06/2012	8,000,000	8,000,000
Massachusetts Development Finance Agency, Revenue Bonds, Smith College, RMKT 09/15/10, SPA: Bank of America N.A. (a)	0.270%	04/06/2012	04/06/2012	2,500,000	2,500,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Partners Healthcare System, Series F4, SPA: Bank of America N.A. (a)	0.270%	04/06/2012	04/06/2012	3,000,000	3,000,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Tufts University, Series N-2, SPA: Bank of America N.A. (a)	0.230%	04/02/2012	04/02/2012	1,000,000	1,000,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-1 , INS: Government Commonwealth, SPA: TD Bank N.A. (a)	0.160%	04/06/2012	04/06/2012	4,000,000	4,000,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES (continued)
Massachusetts (continued)
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-5, SPA: Barclays Bank PLC (a)	0.130%	04/06/2012	04/06/2012	$5,000,000	$5,000,000
Massachusetts State Water Resources Authority, Revenue Bonds, Series A-2, INS: Government Commonwealth, RMKT 05/09/11, SPA: TD Bank N.A. (a)	0.170%	04/06/2012	04/06/2012	2,000,000	2,000,000

					25,500,000

Michigan — 4.0%
University of Michigan, Revenue Bonds, GO, Series B, SPA: Northern Trust Company (a)	0.160%	04/02/2012	04/02/2012	9,000,000	9,000,000
University of Michigan, Revenue Bonds, GO, SPA: JP Morgan Chase Bank (a)	0.170%	04/06/2012	04/06/2012	5,645,000	5,645,000

					14,645,000

Minnesota — 4.1%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A. (a)	0.200%	04/06/2012	04/06/2012	3,055,000	3,055,000
City of Rochester, Revenue Bonds, Mayo Clinic, Series B, SPA: Northern Trust Company (a)	0.160%	04/06/2012	04/06/2012	12,250,000	12,250,000

					15,305,000

Missouri — 1.2%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, SSM Health, Series C5, RMKT 05/15/08 (a)	0.170%	04/06/2012	04/06/2012	1,660,000	1,660,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: U.S. Bank N.A. (a)	0.180%	04/02/2012	04/02/2012	2,900,000	2,900,000

					4,560,000

New Hampshire — 2.8%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank (a)	0.170%	04/06/2012	04/06/2012	4,750,000	4,750,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank (a)	0.170%	04/06/2012	04/06/2012	5,715,000	5,715,000

					10,465,000

New York — 7.4%
City of New York, GO Unlimited, Fiscal 2008, Subseries J-9, SPA: Bank of Nova Scotia (a)	0.170%	04/06/2012	04/06/2012	7,530,000	7,530,000
City of New York, GO Unlimited, Subseries C-3A, RMKT 10/28/10, LIQ: Bank of Nova Scotia (a)	0.160%	04/06/2012	04/06/2012	3,000,000	3,000,000
City of New York, GO Unlimited, Subseries C4, RMKT 10/28/10, LOC: Bank of Tokyo Mitsubishi UFJ (a)	0.170%	04/06/2012	04/06/2012	4,000,000	4,000,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES (continued)
New York (continued)
City of New York, Housing Development Corp., Revenue Bonds, Related-Carnegie Park, Series A, INS: FNMA, LIQ: FNMA (a)	0.150%	04/06/2012	04/06/2012	$1,500,000	$1,500,000
Metropolitan Transportation Authority, Revenue Bonds, Subseries B-1, LOC: Bank of Nova Scotia (a)	0.150%	04/06/2012	04/06/2012	3,585,000	3,585,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank (a)	0.190%	04/06/2012	04/06/2012	3,570,000	3,570,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A. (a)	0.170%	04/06/2012	04/06/2012	1,300,000	1,300,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank N.A. (a)	0.170%	04/06/2012	04/06/2012	3,000,000	3,000,000

					27,485,000

North Carolina — 10.9%
Charlotte COPs, Governmental Facilities, Series F, SPA: Bank of America N.A. (a)	0.230%	04/06/2012	04/06/2012	2,560,000	2,560,000
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A. (a)	0.180%	04/06/2012	04/06/2012	5,250,000	5,250,000
City of Greensboro, GO Unlimited, Public Improvement, Series B, SPA: Wachovia Bank N.A. (a)	0.170%	04/06/2012	04/06/2012	1,350,000	1,350,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A. (a)	0.170%	04/06/2012	04/06/2012	1,850,000	1,850,000
County of Mecklenburg, GO Unlimited, Series B, SPA: Landesbank Hessen-Thuringen (a)	0.200%	04/06/2012	04/06/2012	9,000,000	9,000,000
County of Union, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A. (a)	0.170%	04/06/2012	04/06/2012	6,600,000	6,600,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A. (a)	0.170%	04/06/2012	04/06/2012	1,800,000	1,800,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A. (a)	0.170%	04/06/2012	04/06/2012	1,800,000	1,800,000
North Carolina State University at Raleigh, General Revenue Bonds, Series A, SPA: Bank of America N.A. (a)	0.270%	04/06/2012	04/06/2012	7,000,000	7,000,000
State of North Carolina, GO Unlimited, Public Improvement, Series F, SPA: Landesbank Hessen-Thuringen (a)	0.150%	04/06/2012	04/06/2012	1,000,000	1,000,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES (continued)
North Carolina (continued)
State of North Carolina, GO Unlimited, Public Improvement, Series G, SPA: Landesbank Hessen-Thuringen (a)	0.170%	04/06/2012	04/06/2012	$2,000,000	$2,000,000

					40,210,000

Ohio — 0.6%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia (a)	0.160%	04/06/2012	04/06/2012	2,100,000	2,100,000

Oregon — 0.6%
Oregon State Facilities Authority, Revenue Bonds, Sacred Heart Medical Center, Series A, LOC: U.S Bank N.A. (a)	0.150%	04/06/2012	04/06/2012	2,245,000	2,245,000

Rhode Island — 1.8%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A. (a)	0.170%	04/06/2012	04/06/2012	6,690,000	6,690,000

Texas — 2.6%
Denton Independent School District, School Building, Series B, INS: PSF-GTD, SPA: Bank of America N.A. (a)	0.300%	04/06/2012	04/06/2012	1,000,000	1,000,000
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank (a)	0.200%	04/06/2012	04/06/2012	2,325,000	2,325,000
Houston Higher Education Finance Corp., Revenue Bonds, Rice University Project, Series B, INS: Government of University, SPA: JP Morgan Chase Bank (a)	0.200%	04/06/2012	04/06/2012	1,900,000	1,900,000
San Antonio Education Facilities Corp., Revenue Bonds, University Incarnate Word Project, LOC: JP Morgan Chase Bank (a)	0.200%	04/06/2012	04/06/2012	2,195,000	2,195,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Scott White Memorial, Series B, LOC: U.S. Bank N.A. (a)	0.150%	04/06/2012	04/06/2012	2,000,000	2,000,000

					9,420,000

Utah — 2.9%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services, Inc., SPA: U.S. Bank N.A. (a)	0.170%	04/06/2012	04/06/2012	8,350,000	8,350,000
Utah Transit Authority, Revenue Bonds, Subseries B, LOC: BNP Paribas (a)	0.190%	04/02/2012	04/02/2012	2,200,000	2,200,000

					10,550,000

Virginia — 4.0%
Fairfax County Economic Development Authority, Revenue Bonds, Smithsonian Institution, Series A, SPA: Bank of America N.A. (a)	0.260%	04/06/2012	04/06/2012	7,000,000	7,000,000
Fairfax County Economic Development Authority, Revenue Bonds, Smithsonian Institution, Series B, SPA: Bank of America N.A. (a)	0.250%	04/06/2012	04/06/2012	2,630,000	2,630,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES (continued)
Virginia (continued)
Fairfax County Industrial Development Authority, Revenue Bonds, Inova Health System, Series A-1, SPA: TD Bank N.A. (a)	0.160%	04/06/2012	04/06/2012	$5,145,000	$5,145,000

					14,775,000

Washington — 2.6%
Tulalip Tribes of the Tulalip Reservation, Special Revenue, Revenue Bonds Capital Projects, LOC: Wells Fargo Bank N.A. (a)	0.180%	04/06/2012	04/06/2012	8,000,000	8,000,000
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A. (a)	0.230%	04/06/2012	04/06/2012	1,700,000	1,700,000

					9,700,000

West Virginia — 0.8%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking (a)	0.200%	04/06/2012	04/06/2012	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES					308,055,000

				Shares	Market Value
INVESTMENT COMPANY — 11.1%
Dreyfus Tax Exempt Cash Management Fund (b)				41,086,811	41,086,811

TOTAL INVESTMENTS (c)(d)† — 94.4%					349,141,811
Other Assets in Excess of Liabilities — 5.6%					20,712,567

NET ASSETS — 100.0%					$369,854,378

(a)	Variable Rate Security — Interest Rate is in effect as of March 31, 2012.

(b)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Acronym	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
PSF	Permanent School Fund
RMKT	Remarketable
SPA	Standby Purchase Agreement

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$41,086,811
Level 2 — Other Significant Observable Inputs	308,055,000
Level 3 — Significant Unobservable Inputs	—
Total Investments	$349,141,811

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended March 31, 2012, there were no transfers between levels.

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT — 59.8%
Federal Home Loan Bank (a)	0.065%	04/09/2012	04/09/2012	$68,507,000	$68,506,010
Federal Home Loan Bank (a)	0.090%	04/25/2012	04/25/2012	13,000,000	12,999,220
Federal Home Loan Bank (a)	0.075%	05/04/2012	05/04/2012	42,308,000	42,305,091
Federal Home Loan Bank (a)	0.080%	05/04/2012	05/04/2012	29,360,000	29,357,847
Federal Home Loan Bank (a)	0.080%	05/09/2012	05/09/2012	29,326,000	29,323,524
Federal Home Loan Bank (a)	0.095%	05/09/2012	05/09/2012	43,000,000	42,995,688
Federal Home Loan Bank (a)	0.135%	05/11/2012	05/11/2012	32,000,000	31,995,200
Federal Home Loan Bank (a)	0.140%	05/16/2012	05/16/2012	40,000,000	39,993,000
Federal Home Loan Bank (a)	0.150%	05/16/2012	05/16/2012	32,000,000	31,994,000
Federal Home Loan Bank (a)	0.153%	05/16/2012	05/16/2012	24,000,000	23,995,425
Federal Home Loan Bank (a)	0.050%	05/18/2012	05/18/2012	30,540,000	30,538,006
Federal Home Loan Bank (a)	0.105%	05/18/2012	05/18/2012	38,000,000	37,994,791
Federal Home Loan Bank (a)	0.090%	05/23/2012	05/23/2012	22,000,000	21,997,140
Federal Home Loan Bank (a)	0.095%	05/30/2012	05/30/2012	34,743,000	34,737,591
Federal Home Loan Bank (a)	0.110%	06/13/2012	06/13/2012	26,000,000	25,994,201
Federal Home Loan Bank (a)	0.110%	06/15/2012	06/15/2012	158,000,000	157,963,792
Federal Home Loan Bank (a)	0.070%	06/20/2012	06/20/2012	42,000,000	41,993,467
Federal Home Loan Bank	0.250%	07/16/2012	07/16/2012	51,000,000	51,018,020
Federal Home Loan Bank (a)	0.080%	07/18/2012	07/18/2012	12,073,000	12,070,102
Federal Home Loan Bank (a)	0.080%	07/20/2012	07/20/2012	60,103,000	60,088,308
Federal Home Loan Bank (a)	0.080%	07/25/2012	07/25/2012	24,000,000	23,993,867
Federal Home Loan Bank (a)	0.150%	07/25/2012	07/25/2012	16,000,000	15,992,333
Federal Home Loan Bank (a)	0.125%	08/08/2012	08/08/2012	17,000,000	16,992,385
Federal Home Loan Bank (a)	0.170%	08/15/2012	08/15/2012	41,000,000	40,973,669
Federal Home Loan Bank (a)	0.145%	08/24/2012	08/24/2012	27,000,000	26,984,231
Federal Home Loan Bank (a)	0.140%	09/05/2012	09/05/2012	88,000,000	87,946,271
Federal Home Loan Mortgage Corp. (a)	0.213%	04/03/2012	04/03/2012	73,000,000	73,000,105
Federal Home Loan Mortgage Corp. (a)	0.050%	04/09/2012	04/09/2012	19,044,000	19,043,788
Federal Home Loan Mortgage Corp. (a)	0.075%	05/07/2012	05/07/2012	87,968,000	87,961,402
Federal Home Loan Mortgage Corp. (a)	0.080%	05/08/2012	05/08/2012	61,264,000	61,258,963
Federal Home Loan Mortgage Corp. (b)	0.222%	04/11/2012	05/11/2012	105,000,000	105,004,124
Federal Home Loan Mortgage Corp. (a)	0.075%	05/14/2012	05/14/2012	36,305,000	36,301,748
Federal Home Loan Mortgage Corp. (a)	0.050%	05/16/2012	05/16/2012	25,304,000	25,302,419
Federal Home Loan Mortgage Corp. (a)	0.060%	06/01/2012	06/01/2012	15,335,000	15,333,441
Federal Home Loan Mortgage Corp. (a)	0.095%	06/05/2012	06/05/2012	14,088,000	14,085,584
Federal Home Loan Mortgage Corp. (a)	0.060%	06/11/2012	06/11/2012	31,312,000	31,308,295
Federal Home Loan Mortgage Corp. (a)	0.060%	06/18/2012	06/18/2012	49,365,000	49,358,583
Federal Home Loan Mortgage Corp. (a)	0.110%	06/25/2012	06/25/2012	21,000,000	20,994,546
Federal Home Loan Mortgage Corp. (a)	0.105%	06/26/2012	06/26/2012	33,000,000	32,991,723
Federal Home Loan Mortgage Corp. (a)	0.125%	07/02/2012	07/02/2012	9,000,000	8,997,125
Federal Home Loan Mortgage Corp. (a)	0.080%	07/09/2012	07/09/2012	34,636,000	34,628,380
Federal Home Loan Mortgage Corp. (a)	0.080%	07/16/2012	07/16/2012	17,548,000	17,543,866
Federal Home Loan Mortgage Corp. (a)	0.080%	07/23/2012	07/23/2012	49,275,000	49,262,626
Federal Home Loan Mortgage Corp. (a)	0.085%	07/23/2012	07/23/2012	11,149,000	11,146,025
Federal Home Loan Mortgage Corp. (a)	0.125%	07/30/2012	07/30/2012	33,000,000	32,986,250
Federal Home Loan Mortgage Corp. (a)	0.140%	07/30/2012	07/30/2012	41,000,000	40,980,867
Federal Home Loan Mortgage Corp. (a)	0.140%	08/13/2012	08/13/2012	28,000,000	27,985,409
Federal Home Loan Mortgage Corp. (a)	0.145%	08/14/2012	08/14/2012	15,000,000	14,991,844
Federal Home Loan Mortgage Corp. (a)	0.140%	08/20/2012	08/20/2012	47,000,000	46,974,228
Federal Home Loan Mortgage Corp. (a)	0.155%	09/04/2012	09/04/2012	52,000,000	51,965,073
Federal Home Loan Mortgage Corp. (a)	0.165%	09/17/2012	09/17/2012	42,000,000	41,967,468
Federal National Mortgage Assoc. (a)	0.030%	04/02/2012	04/02/2012	150,000,000	149,999,875
Federal National Mortgage Assoc. (a)	0.030%	04/23/2012	04/23/2012	77,351,000	77,349,582

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT (continued)
Federal National Mortgage Assoc. (a)	0.080%	05/01/2012	05/01/2012	$58,000,000	$57,996,133
Federal National Mortgage Assoc. (a)	0.075%	05/02/2012	05/02/2012	6,250,000	6,249,596
Federal National Mortgage Assoc. (a)	0.050%	05/09/2012	05/09/2012	29,931,000	29,929,420
Federal National Mortgage Assoc. (a)	0.075%	05/09/2012	05/09/2012	38,550,000	38,546,948
Federal National Mortgage Assoc. (a)	0.080%	05/09/2012	05/09/2012	17,250,000	17,248,543
Federal National Mortgage Assoc. (a)	0.075%	05/16/2012	05/16/2012	55,310,000	55,304,815
Federal National Mortgage Assoc. (a)	0.050%	05/21/2012	05/21/2012	43,715,000	43,711,964
Federal National Mortgage Assoc. (a)	0.085%	05/23/2012	05/23/2012	27,904,000	27,900,574
Federal National Mortgage Assoc. (a)	0.060%	06/06/2012	06/06/2012	10,168,000	10,166,882
Federal National Mortgage Assoc. (a)	0.060%	06/18/2012	06/18/2012	170,106,000	170,083,886
Federal National Mortgage Assoc. (a)	0.100%	06/18/2012	06/18/2012	95,000,000	94,979,417
Federal National Mortgage Assoc. (a)	0.110%	06/20/2012	06/20/2012	200,000,000	199,951,111
Federal National Mortgage Assoc. (a)	0.150%	06/25/2012	06/25/2012	16,000,000	15,994,333
Federal National Mortgage Assoc. (a)	0.110%	07/11/2012	07/11/2012	46,000,000	45,985,804
Federal National Mortgage Assoc. (a)	0.120%	07/11/2012	07/11/2012	18,000,000	17,993,940
Federal National Mortgage Assoc. (a)	0.085%	07/18/2012	07/18/2012	115,292,000	115,262,601
Federal National Mortgage Assoc. (a)	0.110%	07/18/2012	07/18/2012	24,000,000	23,992,080
Federal National Mortgage Assoc. (a)	0.125%	07/18/2012	07/18/2012	58,000,000	57,978,250
Federal National Mortgage Assoc. (a)	0.130%	07/25/2012	07/25/2012	27,000,000	26,988,788
Federal National Mortgage Assoc. (a)	0.150%	07/25/2012	07/25/2012	24,000,000	23,988,500

TOTAL GOVERNMENT AGENCY DEBT					3,299,720,103

TREASURY DEBT — 4.6%
U.S. Treasury Bill (a)	0.100%	07/26/2012	07/26/2012	45,000,000	44,985,500
U.S. Treasury Bill (a)	0.125%	08/16/2012	08/16/2012	50,000,000	49,976,215
U.S. Treasury Bill (a)	0.150%	09/20/2012	09/20/2012	37,000,000	36,973,483
U.S. Treasury Note (a)	0.061%	04/30/2012	04/30/2012	39,727,000	39,756,712
U.S. Treasury Note (a)	0.157%	08/15/2012	08/15/2012	84,000,000	85,322,766

TOTAL TREASURY DEBT					257,014,676

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 21.0%

Agreement with Citigroup Global, Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Farm Credit Banks, 0.220% - 2.300% due 04/26/2013 - 03/26/2019, Federal Home Loan Banks, 0.300% - 3.870% due 12/07/2012 - 09/14/2026, Federal Home Loan Mortgage Corporations, 0.000% - 5.625% due 12/05/2013 - 05/04/2037, Federal National Mortgage Associations, 0.875% - 6.625% due 08/28/2014 - 11/15/2030, Financing Corp. Strip, 0.000% due 04/06/2018, Resolution Funding Strips, 0.000% due 10/15/2020 - 01/15/2030 and a Tennessee Valley Authority, 0.000% due 11/01/2025, valued at $510,000,351); proceeds $500,005,000

	0.120%	04/02/2012	04/02/2012	500,000,000	500,000,000

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Farm Credit Bank, 4.500% due 10/17/2012, Federal Home Loan Mortgage Corporation, 1.000% due 08/28/2012 and Federal National Mortgage Association, 0.625% due 09/24/2012, valued at $255,000,229); proceeds $250,002,083	0.100%	04/02/2012	04/02/2012	$250,000,000	$250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Bank, 4.000% due 03/29/2032, Federal Home Loan Mortgage Corporations, 0.000% - 3.750% due 04/25/2012 - 03/22/2032 and Federal National Mortgage Associations, 0.500% - 5.375% due 10/30/2012 - 06/12/2017, valued at $255,000,293); proceeds $250,004,167	0.200%	04/02/2012	04/02/2012	250,000,000	250,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Bank, 0.150% due 04/16/2012, Federal National Mortgage Association, 0.625% due 10/25/2013 and Resolution Funding Strips, 0.000% due 01/15/2017 - 04/15/2017, valued at $163,201,424); proceeds $160,001,333	0.100%	04/02/2012	04/02/2012	160,000,000	160,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,160,000,000

TREASURY REPURCHASE AGREEMENTS — 14.6%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by U.S. Treasury Strips, 0.375% - 2.375% due 07/31/2013 - 02/28/2015, valued at $382,500,012); proceeds $375,002,500	0.080%	04/02/2012	04/02/2012	375,000,000	375,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by U.S. Treasury Strips, 0.250% - 4.250% due 08/15/2013 - 08/31/2018, valued at $127,500,041); proceeds $125,000,521	0.050%	04/02/2012	04/02/2012	125,000,000	125,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Note, 0.750% due 12/15/2013, valued at $51,002,573); proceeds $50,000,208	0.050%	04/02/2012	04/02/2012	50,000,000	50,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/12 (collateralized by a U.S. Treasury Strip, 0.625% due 07/31/2012 valued at $76,500,065); proceeds $75,000,313	0.050%	04/02/2012	04/02/2012	75,000,000	75,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/12 (collateralized by a U.S. Treasury Strip, 0.000% due 02/07/2013 valued at $91,523,616); proceeds $89,729,523	0.070%	04/02/2012	04/02/2012	89,729,000	89,729,000

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS (continued)
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 1.875% due 02/28/2014, valued at $91,800,055); proceeds $90,000,375	0.050%	04/02/2012	04/02/2012	$90,000,000	$90,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					804,729,000

TOTAL INVESTMENTS (c)(d)† — 100.0%					5,521,463,779
Other Assets in Excess of Liabilities — 0.00%					354,297

NET ASSETS — 100.0%					$5,521,818,076

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security — Interest rate is in effect as of March 31, 2012.

(c)	The values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	5,521,463,779
Level 3 — Significant Unobservable Inputs	—
Total	$5,521,463,779

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended March 31, 2012, there were no transfers between levels.

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.

State Street Treasury Money Market Portfolio

Portfolio of Investments

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate(a)	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT — 100.0%
U.S. Treasury Bill	0.005%	04/05/2012	04/05/2012	$200,000,000	$199,999,889
U.S. Treasury Bill	0.020%	04/05/2012	04/05/2012	166,000,000	165,999,631
U.S. Treasury Bill	0.025%	04/05/2012	04/05/2012	513,451,000	513,449,574
U.S. Treasury Bill	0.040%	04/05/2012	04/05/2012	341,237,000	341,235,483
U.S. Treasury Bill	0.050%	04/05/2012	04/05/2012	100,000,000	99,999,444
U.S. Treasury Bill	0.053%	04/05/2012	04/05/2012	44,000,000	43,999,743
U.S. Treasury Bill	0.020%	04/12/2012	04/12/2012	800,000,000	799,995,111
U.S. Treasury Bill	0.025%	04/12/2012	04/12/2012	125,000,000	124,999,045
U.S. Treasury Bill	0.040%	04/12/2012	04/12/2012	152,684,000	152,682,134
U.S. Treasury Bill	0.030%	04/19/2012	04/19/2012	800,000,000	799,988,000
U.S. Treasury Bill	0.040%	04/19/2012	04/19/2012	52,646,000	52,644,947
U.S. Treasury Bill	0.043%	04/19/2012	04/19/2012	150,000,000	149,996,813
U.S. Treasury Bill	0.100%	04/19/2012	04/19/2012	50,000,000	49,997,500
U.S. Treasury Bill	0.030%	04/26/2012	04/26/2012	90,000,000	89,998,125
U.S. Treasury Bill	0.043%	04/26/2012	04/26/2012	600,000,000	599,982,292
U.S. Treasury Bill	0.055%	04/26/2012	04/26/2012	186,982,000	186,974,858
U.S. Treasury Bill	0.055%	05/03/2012	05/03/2012	400,000,000	399,980,444
U.S. Treasury Bill	0.067%	05/03/2012	05/03/2012	200,000,000	199,988,089
U.S. Treasury Bill	0.070%	05/03/2012	05/03/2012	142,471,000	142,462,135
U.S. Treasury Bill	0.080%	05/10/2012	05/10/2012	640,000,000	639,944,533
U.S. Treasury Bill	0.070%	05/17/2012	05/17/2012	143,000,000	142,987,210
U.S. Treasury Bill	0.095%	05/17/2012	05/17/2012	600,000,000	599,927,167
U.S. Treasury Bill	0.070%	05/24/2012	05/24/2012	200,000,000	199,979,389
U.S. Treasury Bill	0.075%	05/24/2012	05/24/2012	51,065,000	51,059,362
U.S. Treasury Bill	0.082%	05/24/2012	05/24/2012	200,000,000	199,975,708
U.S. Treasury Bill	0.085%	05/24/2012	05/24/2012	116,509,000	116,494,420
U.S. Treasury Bill	0.090%	05/24/2012	05/24/2012	200,000,000	199,973,500
U.S. Treasury Bill	0.080%	05/31/2012	05/31/2012	19,217,000	19,214,438
U.S. Treasury Bill	0.083%	05/31/2012	05/31/2012	200,000,000	199,972,500
U.S. Treasury Bill	0.112%	05/31/2012	05/31/2012	500,000,000	499,906,250
U.S. Treasury Bill	0.075%	06/07/2012	06/07/2012	250,000,000	249,965,104
U.S. Treasury Bill	0.080%	06/07/2012	06/07/2012	500,000,000	499,925,556
U.S. Treasury Bill	0.105%	06/07/2012	06/07/2012	33,000,000	32,993,551
U.S. Treasury Bill	0.100%	06/14/2012	06/14/2012	700,000,000	699,856,111
U.S. Treasury Bill	0.095%	06/21/2012	06/21/2012	500,000,000	499,893,125
U.S. Treasury Bill	0.088%	06/28/2012	06/28/2012	400,000,000	399,914,445
U.S. Treasury Bill	0.100%	07/05/2012	07/05/2012	50,000,000	49,986,806
U.S. Treasury Bill	0.100%	07/12/2012	07/12/2012	50,000,000	49,985,833
U.S. Treasury Bill	0.085%	07/19/2012	07/19/2012	75,000,000	74,980,698
U.S. Treasury Bill	0.100%	07/19/2012	07/19/2012	50,000,000	49,984,861
U.S. Treasury Bill	0.090%	07/26/2012	07/26/2012	75,000,000	74,978,250
U.S. Treasury Bill	0.100%	07/26/2012	07/26/2012	50,000,000	49,983,889
U.S. Treasury Bill	0.100%	08/02/2012	08/02/2012	75,000,000	74,974,375
U.S. Treasury Bill	0.112%	08/02/2012	08/02/2012	35,000,000	34,986,667
U.S. Treasury Bill	0.100%	08/09/2012	08/09/2012	50,000,000	49,981,944
U.S. Treasury Bill	0.115%	08/09/2012	08/09/2012	50,000,000	49,979,236
U.S. Treasury Bill	0.120%	08/09/2012	08/09/2012	25,000,000	24,989,167
U.S. Treasury Bill	0.125%	08/16/2012	08/16/2012	50,000,000	49,976,215
U.S. Treasury Bill	0.125%	08/23/2012	08/23/2012	75,000,000	74,962,500
U.S. Treasury Bill	0.143%	08/30/2012	08/30/2012	100,000,000	99,940,229
U.S. Treasury Bill	0.128%	09/06/2012	09/06/2012	75,000,000	74,958,031
U.S. Treasury Bill	0.150%	09/13/2012	09/13/2012	25,000,000	24,982,813
U.S. Treasury Bill	0.150%	09/20/2012	09/20/2012	25,000,000	24,982,083

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate(a)	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT (continued)
U.S. Treasury Bill	0.147%	09/27/2012	09/27/2012	$25,000,000	$24,981,665

TOTAL TREASURY DEBT					11,325,950,888

TOTAL INVESTMENTS (b)(c)† — 100.0%					11,325,950,888
Liabilities in Excess of Assets — (0.00)%					(631,442)

NET ASSETS — 100.0%					$11,325,319,446

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(c)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	11,325,950,888
Level 3 — Significant Unobservable Inputs	—
Total Investments	$11,325,950,888

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended March 31, 2012, there were no transfers between levels.

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT — 56.3%
U.S. Treasury Bill (a)	0.020%	04/05/2012	04/05/2012	$16,000,000	$15,999,964
U.S. Treasury Bill (a)	0.025%	04/05/2012	04/05/2012	59,000,000	58,999,836
U.S. Treasury Bill (a)	0.020%	04/12/2012	04/12/2012	50,000,000	49,999,694
U.S. Treasury Bill (a)	0.030%	04/19/2012	04/19/2012	50,000,000	49,999,250
U.S. Treasury Bill (a)	0.043%	04/19/2012	04/19/2012	50,000,000	49,998,937
U.S. Treasury Bill (a)	0.055%	05/03/2012	05/03/2012	50,000,000	49,997,556
U.S. Treasury Bill (a)	0.080%	05/10/2012	05/10/2012	15,000,000	14,998,700
U.S. Treasury Bill (a)	0.090%	05/24/2012	05/24/2012	70,000,000	69,990,725
U.S. Treasury Bill (a)	0.112%	05/31/2012	05/31/2012	30,000,000	29,994,375
U.S. Treasury Bill (a)	0.095%	06/21/2012	06/21/2012	50,000,000	49,989,312
U.S. Treasury Bill (a)	0.115%	07/05/2012	07/05/2012	30,000,000	29,990,896
U.S. Treasury Bill (a)	0.100%	07/12/2012	07/12/2012	30,000,000	29,991,500
U.S. Treasury Bill (a)	0.100%	07/19/2012	07/19/2012	20,000,000	19,993,944
U.S. Treasury Bill (a)	0.100%	07/26/2012	07/26/2012	30,000,000	29,990,333
U.S. Treasury Bill (a)	0.130%	08/02/2012	08/02/2012	30,000,000	29,986,675
U.S. Treasury Bill (a)	0.100%	08/09/2012	08/09/2012	20,000,000	19,992,778
U.S. Treasury Bill (a)	0.125%	08/16/2012	08/16/2012	25,000,000	24,988,108
U.S. Treasury Bill (a)	0.125%	08/23/2012	08/23/2012	45,000,000	44,977,500
U.S. Treasury Bill (a)	0.143%	08/30/2012	08/30/2012	40,000,000	39,976,092
U.S. Treasury Bill (a)	0.141%	09/13/2012	09/13/2012	25,000,000	24,983,844
U.S. Treasury Bill (a)	0.150%	09/13/2012	09/13/2012	25,000,000	24,982,813
U.S. Treasury Bill (a)	0.150%	09/20/2012	09/20/2012	25,000,000	24,982,083
U.S. Treasury Bill (a)	0.151%	09/20/2012	09/20/2012	25,000,000	24,981,964
U.S. Treasury Bill (a)	0.147%	09/27/2012	09/27/2012	25,000,000	24,981,665
U.S. Treasury Note (a)	0.091%	05/15/2012	05/15/2012	10,000,000	10,015,514
U.S. Treasury Note (a)	0.157%	08/15/2012	08/15/2012	30,000,000	30,472,417

TOTAL TREASURY DEBT					875,256,475

					Market Value
TREASURY REPURCHASE AGREEMENTS — 43.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 2.250% due 05/31/2014 valued at $178,500,087); proceeds $175,001,167	0.080%	04/02/2012	04/02/2012	175,000,000	175,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Note, 4.250% due 11/15/2014 valued at $52,443,469); proceeds $51,411,343	0.080%	04/02/2012	04/02/2012	51,411,000	51,411,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by U.S. Treasury Strips, 1.250% - 5.250% due 03/15/2014 - 11/15/2028 valued at $232,560,256); proceeds $228,000,950	0.050%	04/02/2012	04/02/2012	228,000,000	228,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/30/2012 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2013 - 08/15/2015 valued at $47,940,228); proceeds $47,000,235	0.060%	04/02/2012	04/02/2012	47,000,000	47,000,000

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Note, 0.750% due 12/15/2013 valued at $51,002,573); proceeds $50,000,208	0.050%	04/02/2012	04/02/2012	$50,000,000	$50,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by U.S. Treasury Strips, 0.000% - 2.375% due 09/27/2012 - 02/28/2015 valued at $28,277,572); proceeds $27,723,116	0.050%	04/02/2012	04/02/2012	27,723,000	27,723,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/12 (collateralized by U.S. Treasury Strips, 2.750% - 7.250% due 02/15/2019 - 08/15/2022 valued at $51,000,104); proceeds $50,000,375	0.090%	04/02/2012	04/02/2012	50,000,000	50,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 2.000% due 11/15/2021 valued at $51,000,072); proceeds $50,000,208	0.050%	04/02/2012	04/02/2012	50,000,000	50,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					679,134,000

TOTAL INVESTMENTS (b)(c)† — 100.0%					1,554,390,475
Other Assets in Excess of Liabilities — 0.00%					109,610

NET ASSETS — 100.0%					$1,554,500,085

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(c)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	1,554,390,475
Level 3 — Significant Unobservable Inputs	—
Total	$1,554,390,475

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended March 31, 2012, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:	/s/ James E. Ross
James E. Ross
President

Date:	May 21, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President (Principal Executive Officer)

Date:	May 21, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer (Principal Financial Officer)

Date:	May 21, 2012